Putnam
New Value
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-98


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "We decide a stock's weighting in the portfolio based on the company's size and what we consider is its upside potential. We give more weight to larger companies while limiting the size of our holdings in somewhat smaller companies with a positive story that is not yet well known. This strategy is intended to protect against liquidity risks."

                        -- David L. King, manager
                           Putnam New Value Fund

* "Over long periods, stocks have been much more stable than you'd expect from their year-to-year volatility."

                        -- Jeremy Siegel, professor of finance at the Wharton
                           School of the University of Pennsylvania, interviewed in Individual Investor, September 1998


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam's widely known commitment to maintain each fund's investment style occasionally means shareholders must wait until that particular style returns to favor to reap full benefit from the strategy. Such was the case for Putnam New Value Fund during the fiscal year ended August 31, 1998. The investments upon which your fund focuses -- out-of-favor value stocks of large, established companies undergoing positive change -- were among the most vulnerable securities in the stock market turbulence that prevailed throughout most of the period.

Had your fund's management yielded to the temptation to abandon the fund's stated strategy in the pursuit of greater short-term results elsewhere, it quite likely would have had to forgo opportunities to position the fund favorably for the time when its strategy returns to market vogue. Shareholders with long-term investment horizons should not be unduly concerned, then, over fiscal 1998's results.

In the following report, Fund Manager David King discusses the fund's performance in this challenging environment. Then he discusses what he believes are the portfolio's strengths as the fund enters its new fiscal year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 21, 1998



Report from the Fund Manager
David L. King

The 12 months ended August 31, 1998, proved a particularly challenging period for Putnam New Value Fund. Over the fund's fiscal year, a relatively small number of stocks, most of them large, growing multinational companies, posted substantial gains. The performance of this handful of stocks drove up the returns of the major equity indexes but masked a more pervasive weakness among the broader market, especially value stocks. Although domestic economic conditions remain favorable, the recession in Asia has hurt the pricing power of many corporations and consequently diminished their ability to increase profits. Value stocks, which are often more sensitive to economic growth, have been especially vulnerable to this trend.

For your fund, which invests in out-of-favor value stocks believed to be experiencing or poised for positive change, the year was a disappointing one, although there are some encouraging signs as we look forward. In its fiscal year, which ended August 31, 1998, the fund posted a total return of -12.83% for its class A shares (-17.83% at public offering price). For complete performance information, including returns for other share classes and over longer periods, please turn to page 9.

* GROWTH STOCKS OUTPERFORM VALUE

Value stocks encountered difficulty early in the fund's fiscal year. As you may recall, the stock market experienced substantial volatility from late summer through the end of autumn in 1997, as analysts, economists, and corporate executives sought to forecast the effect of the Asian financial crisis on U.S. stocks and economic growth. As it turned out, it took nearly six months for the effects to be felt in the United States, and the early consequences were not altogether negative. On one hand, the fund's significant stake in oil companies suffered at the hands of declining oil prices, but its positions in retail stocks remained sound as U.S. consumers continued to spend money, thanks in part to lower interest rates.

However, continuing worries about slower growth and smaller profits focused investors' attention on high-quality growth stocks, those that could maintain their growth even in a weaker economy. The sort of stocks that your fund buys -- those of out-of-favor companies believed to be experiencing or about to experience positive internal change -- can have low or negative short-term earnings. Furthermore, the positive changes we identify, such as restructuring, industry consolidation, and product improvements, often require long periods to bear fruit. Recently investors have been anything but forgiving with companies that have not met quarterly earnings forecasts; in such a frame of mind, they had little patience to wait for the longer-term rewards your fund seeks.

* CORPORATE TAKEOVERS FOCUS ON UNDERVALUED COMPETITORS

There were some encouraging signs during the period, however, as several of the fund's holdings became parties to mergers or acquisitions. Although we do not buy a stock in anticipation of a takeover, our selection criteria focuses on features of a company that would also attract the interest of a corporation considering an acquisition. For example, we like companies that are cutting costs and investing in those business units that offer the best growth prospects. Such advantages would also appeal to a rival in the same industry. Furthermore, a competitor would also be in an excellent position to realize that a low stock price may not reflect the true value of a company's products or services.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance
and finance               20.8%

Utilities                  9.8%

Oil and gas                9.2%

Food and beverages         6.5%

Business equipment
and services               5.1%

Footnote reads:
*Based on net assets as of 8/31/98. Holdings will vary over time.


The luxury automaker Daimler Benz, for example, found the shares of fund holding Chrysler Corporation to be a compelling value last spring and the two companies agreed to merge, with Daimler becoming the majority owner. Chrysler stock rose quickly in response to the merger agreement and we decided to take profits.

Another combination had a similar goal of turning two already large companies into a global giant: British Petroleum's agreement to purchase Amoco Corporation, both fund holdings. A leading distributor in Midwestern states, Amoco had achieved little success in its global drilling efforts during recent years. We were attracted by the company's expertise in marketing, its low and stable stock price, and its attractive dividend yield. British Petroleum took an interest in Amoco as a way of gaining distribution capabilities in the U.S. market; it already possessed huge global reserves but lacked the U.S. presence necessary to compete with oil giants Exxon and Royal Dutch Petroleum. By joining forces in the largest industrial combination in history, the new BP Amoco will become the third global giant and should be well positioned as the global oil industry consolidates further (which many industry analysts project). Although these holdings, as well as others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

The fund also benefited from mergers in the financial sector, which has experienced significant consolidation in 1998. Two fund holdings, Washington Mutual and H.F. Ahmanson, agreed to merge in March. The stock of Ahmanson rallied in response and we took profits by selling the fund's position. Another holding, Wells Fargo, a San Francisco-based bank, got a boost from its plan to join with Minneapolis-based Norwest, allowing Wells Fargo to grow beyond its base in the Western states.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Philip Morris Cos., Inc.
Consumer nondurables

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Baxter International, Inc.
Medical supplies and devices

Ford Motor Co.
Automotive

BankAmerica Corp.
Insurance and finance

Amoco Corp.
Oil and gas

Viacom, Inc. Class B
Entertainment

Ogden Corp.
Conglomerate

Wellpoint Health Networks, Inc.
Health care

AT&T Corp.
Telecommunications

These holdings represent 24.8% of the fund's net assets as of 8/31/98. Portfolio holdings will vary over time.


* NEW HOLDINGS HAVE DOMESTIC ORIENTATION

For a fund with a value strategy, falling equity prices present numerous opportunities to buy stocks that are bargain priced. We have been active buyers in the past year and have even made the strategic decision to expand the number of holdings in the portfolio. Previously the fund generally held 40-50 stocks with roughly equal weightings, but we decided to increase holdings to approximately 70 while giving greater weight to larger companies that are the most attractively valued. The goal is to reduce the fund's volatility by keeping its positions in medium-sized companies a bit smaller.

Two of our most recent additions to the portfolio are Tenet Healthcare and Entergy. Both are domestic companies with virtually no exposure to weak overseas economies. Tenet is one of the largest hospital management companies in the country. We bought it after what we considered a market overreaction: the stock's price fell 30% because of a small earnings disappointment but it has outperformed other health-care management companies since we added it to the portfolio. Entergy, a medium-sized electric company, operates in several Southern states. Its new management has a plan we consider likely to improve the company's earnings.

* SUCCESSES VALIDATE FUND'S STRATEGY

As we look ahead to the next fiscal year, we are heartened by the performance of several of the fund's holdings, which we believe confirm the reliability of our process for investing in undervalued stocks that are undertaking positive change and poised for improvement. As experienced investors, we expect that the market's shifting favor will likely allow value stocks to perform more competitively versus other types of stocks than has been the case recently.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Value Fund is designed for investors seeking long-term capital appreciation through investments in undervalued common stocks.


TOTAL RETURN FOR PERIODS ENDED 8/31/98

                                Class A           Class B            Class M
(inception date)               (1/3/95)          (2/26/96)          (2/26/96)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                     -12.83%  -17.83%  -13.48%  -17.57%  -13.25%  -16.30%
------------------------------------------------------------------------------
Life of fund                67.29    57.65    62.73    59.73    64.32    58.57
Annual average              15.10    13.24    14.23    13.65    14.53    13.42
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/98

                                             Standard &
                                               Poor's           Consumer
                                            500 Index          Price Index
------------------------------------------------------------------------------
1 year                                         8.09%              1.62%
------------------------------------------------------------------------------
Life of fund                                 124.75               9.15
Annual average                                24.72               2.42
------------------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
1/3/95

                 Fund's class A        S&P 500       Consumer Price
Date             shares at POP          Index            Index

1/3/95               9,525             10,000           10,000
8/31/95             11,674             12,451           10,214
8/31/96             14,043             14,783           10,508
8/31/97             18,086             20,792           10,742
8/31/98            $15,765            $22,475          $10,915

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $16,273 ($15,973 at CDSC); a $10,000 investment in the fund's class M shares would have been valued at $16,432 ($15,857 at public offering price).


PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/98

                           Class A       Class B      Class M
------------------------------------------------------------------------
Distributions (number)       1              1            1
------------------------------------------------------------------------
Income                     $0.123         $0.040       $0.066
------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------
Long-term                   0.169          0.169        0.169
------------------------------------------------------------------------
Short-term                  0.567          0.567        0.567
------------------------------------------------------------------------
 Total                     $0.859         $0.776       $0.802
------------------------------------------------------------------------
Share value:            NAV      POP        NAV     NAV      POP
------------------------------------------------------------------------
8/31/97                $14.63   $15.52    $14.49   $14.55   $15.08
------------------------------------------------------------------------
8/31/98                 12.01    12.74     11.87    11.93    12.36
------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/98
(most recent calendar quarter)

                          Class A           Class B            Class M
(inception date)         (1/3/95)          (2/26/96)          (2/26/96)
                        NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------
1 year               -12.60%  -17.62%  -13.26%  -17.36%  -13.04%  -16.07%
------------------------------------------------------------------------
Life of fund          78.86    68.54    73.84    70.84    75.48    69.34
Annual average        16.82    14.98    15.93    15.40    16.23    15.12
------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



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Report of independent accountants
For the fiscal year ended August 31, 1998

To the Trustees of Putnam Investment Funds and
Shareholders of Putnam New Value Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam New Value Fund at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 1998




Portfolio of investments owned
August 31, 1998

COMMON STOCKS (99.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Aerospace and Defense (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            154,200  Boeing Co.                                                                             $    4,770,563

Automotive (3.7%)
--------------------------------------------------------------------------------------------------------------------------
            445,000  Ford Motor Co.                                                                             19,580,000
            190,000  Lear Corp. (NON)                                                                            7,706,875
                                                                                                            --------------
                                                                                                                27,286,875

Basic Industrial Products (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            540,000  New Holland N.V. (Netherlands)                                                              5,973,750
            229,200  Owens-Illinois, Inc. (NON)                                                                  7,148,175
                                                                                                            --------------
                                                                                                                13,121,925

Business Equipment and Services (5.1%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  IBM Corp.                                                                                  14,641,250
            415,000  NCR Corp. (NON)                                                                            10,971,563
            140,000  Xerox Corp.                                                                                12,293,750
                                                                                                            --------------
                                                                                                                37,906,563

Chemicals (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            215,000  du Pont (E.I.) de Nemours & Co., Ltd.                                                      12,402,813

Communications (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            185,000  MediaOne Group Inc. (NON)                                                                   7,585,000

Computer Equipment (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            525,000  Compaq Computer Corp.                                                                      14,667,188
            425,000  Seagate Technology, Inc. (NON)                                                              7,437,500
                                                                                                            --------------
                                                                                                                22,104,688

Computer Services and Software (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            176,600  Computer Associates International, Inc.                                                     4,768,200

Conglomerates (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            675,000  Ogden Corp.                                                                                15,567,188

Consumer Non Durables (3.2%)
--------------------------------------------------------------------------------------------------------------------------
            565,000  Philip Morris Cos., Inc.                                                                   23,482,813

Electronics and Electrical Equipment (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            225,000  Micron Technology, Inc. (NON)                                                               5,118,750
            190,000  Texas Instruments, Inc.                                                                     9,060,625
                                                                                                            --------------
                                                                                                                14,179,375

Entertainment (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Time Warner, Inc.                                                                           8,037,500
            325,000  Viacom, Inc. Class B (NON)                                                                 16,128,125
                                                                                                            --------------
                                                                                                                24,165,625

Environmental Control (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Waste Management, Inc. (NON)                                                                7,060,000

Food and Beverages (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Heinz (H.J.) Co.                                                                           10,129,375
            260,000  Nabisco Holdings Corp. Class A                                                              8,596,250
            150,000  Sara Lee Corp.                                                                              6,787,500
            190,000  The Quaker Oats Co.                                                                        10,093,750
            810,000  Whitman Corp.                                                                              12,555,000
                                                                                                            --------------
                                                                                                                48,161,875

Forest Products (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            325,000  Boise Cascade Corp.                                                                         7,942,188

Health Care (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  U.S. Surgical Corp.                                                                         7,987,500
            285,000  WeLLPoint Health Networks, Inc. (NON)                                                      15,211,875
                                                                                                            --------------
                                                                                                                23,199,375

Hospital Management and Medical Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Tenet Healthcare Corp. (NON)                                                                9,034,375

Insurance and Finance (20.8%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  American General Corp.                                                                     11,243,750
            285,000  BankAmerica Corp.                                                                          18,257,813
            275,000  Charter One Financial, Inc.                                                                 6,325,000
            175,000  Chase Manhattan Corp.                                                                       9,275,000
            200,000  CIGNA Corp.                                                                                11,637,500
             77,500  Citicorp                                                                                    8,379,688
            225,000  First Chicago NBD Corp.                                                                    14,259,375
            275,000  Keycorp                                                                                     7,012,500
            150,000  Lehman Brothers Holding, Inc.                                                               5,906,250
            115,000  Morgan (J.P.) & Co., Inc.                                                                  10,695,000
            185,000  Reliastar Financial Corp.                                                                   7,261,250
            135,000  The Equitable Companies, Inc.                                                               7,720,313
             90,000  Transamerica Corp.                                                                          9,230,625
            190,000  Travelers Group Inc.                                                                        8,431,250
            250,000  Washington Mutual, Inc.                                                                     8,000,000
             38,000  Wells Fargo & Co.                                                                          10,711,250
                                                                                                            --------------
                                                                                                               154,346,564

Medical Supplies and Devices (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            415,000  Baxter International, Inc.                                                                 22,098,750

Oil and Gas (9.2%)
--------------------------------------------------------------------------------------------------------------------------
            360,000  Amoco Corp.                                                                                16,312,500
            190,000  Atlantic Richfield Co.                                                                     11,020,000
             85,000  British Petroleum PLC ADR (United Kingdom)                                                  6,215,625
              8,800  Chevron, Inc.                                                                                 651,750
            212,000  Halliburton Co.                                                                             5,631,250
            190,000  Mobil Corp.                                                                                13,133,750
            160,000  Texaco, Inc.                                                                                8,890,000
            300,000  YPF S.A. ADR (Argentina)                                                                    6,637,500
                                                                                                            --------------
                                                                                                                68,492,375

Pharmaceuticals (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            550,000  Pharmacia & Upjohn, Inc.                                                                   22,859,375

Photography (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  Eastman Kodak Co.                                                                           9,765,625

Publishing (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            185,000  Times Mirror Co. Class A                                                                   10,579,688

REITS (3.2%)
--------------------------------------------------------------------------------------------------------------------------
            235,000  Equity Residential Properties Trust (R)                                                     9,385,313
            400,000  Starwood Lodging Trust (R)                                                                 14,600,000
                                                                                                            --------------
                                                                                                                23,985,313

Retail (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,150,000  K mart Corp. (NON)                                                                         14,662,500
            978,800  Officemax, Inc. (NON)                                                                      10,277,400
                                                                                                            --------------
                                                                                                                24,939,900

Telecommunications (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            295,000  AT & T Corp.                                                                               14,786,875

Transportation (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            115,000  Burlington Northern Santa Fe Corp.                                                         10,702,188

Utilities (9.8%)
--------------------------------------------------------------------------------------------------------------------------
            600,000  DPL, Inc.                                                                                  10,800,000
            325,000  Entergy Corp.                                                                               9,364,063
            225,000  GTE Corp.                                                                                  11,250,000
            400,000  Potomac Electric Power Co.                                                                  9,800,000
            150,000  Sprint Corp.                                                                               10,059,375
            225,000  Texas Utilities Co.                                                                         9,562,500
            225,000  U S West, Inc.                                                                             11,700,749
                                                                                                            --------------
                                                                                                                72,536,687
                                                                                                            --------------
                     Total Common Stocks (cost $856,986,957)                                                $  737,832,781

SHORT-TERM INVESTMENTS (0.9%) (a) (cost $6,400,027)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $6,399,000  Interest in $750,000,000 joint repurchase agreement dated August 31, 1998 with Lehman Brothers due
                       September 1,1998 with year with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $6,400,027 for an effective yield of 5.78%                                           $    6,400,027
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $863,386,984)(b)                                               $  744,232,808
--------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $742,251,877.

  (b) The aggregate identified cost on a tax basis is $864,980,760, resulting in gross unrealized appreciation and depreciation of $23,454,419 and $144,202,371, respectively, or net unrealized depreciation of $120,747,952.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

  (R) Real Estate Investment Trust.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $863,386,984) (Note 1)        $744,232,808
-----------------------------------------------------------------------------------------------
Cash                                                                                        525
-----------------------------------------------------------------------------------------------
Dividends receivable                                                                  1,582,518
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  867,850
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        3,964,736
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                2,943
-----------------------------------------------------------------------------------------------
Total assets                                                                        750,651,380

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      2,735,290
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            3,278,849
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,525,069
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              149,646
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           12,890
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,860
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  584,475
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                6,425
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  104,999
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     8,399,503
-----------------------------------------------------------------------------------------------
Net assets                                                                         $742,251,877

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $784,643,120
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          2,595,191
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions (Note 1)                                                       74,167,742
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                  (119,154,176)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $742,251,877

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($350,430,015 divided by 29,170,313 shares)                                              $12.01
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.01)*                                  $12.74
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($355,742,869 divided by 29,973,487 shares)**                                            $11.87
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($36,078,993 divided by 3,024,942 shares)                                                $11.93
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.93)*                                  $12.36
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax $29,768)                                            $  18,460,360
-----------------------------------------------------------------------------------------------
Interest                                                                              1,067,456
-----------------------------------------------------------------------------------------------
Total investment income                                                              19,527,816

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      6,327,984
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,771,144
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       27,704
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         13,191
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,164,617
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,556,273
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   374,578
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            1,773
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 129,862
-----------------------------------------------------------------------------------------------
Registration fees                                                                         8,938
-----------------------------------------------------------------------------------------------
Auditing                                                                                 48,038
-----------------------------------------------------------------------------------------------
Legal                                                                                     9,869
-----------------------------------------------------------------------------------------------
Postage                                                                                 180,315
-----------------------------------------------------------------------------------------------
Other                                                                                   355,669
-----------------------------------------------------------------------------------------------
Total expenses                                                                       14,969,955
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (446,407)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         14,523,548
-----------------------------------------------------------------------------------------------
Net investment income                                                                 5,004,268
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     86,974,797
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (1,421,095)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                      882,892
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                         (200,699,821)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (114,263,227)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(109,258,959)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                  Year ended August 31
                                                                                -------------------------------
                                                                                       1998            1997
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $    5,004,268    $  5,702,195
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        85,553,702      39,752,647
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in
foreign currencies                                                                 (199,816,929)     78,097,229
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                          (109,258,959)    123,552,071
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (3,916,326)     (1,337,077)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,238,499)       (812,454)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (230,636)       (117,030)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (23,434,277)     (2,101,574)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (22,788,386)     (2,006,697)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (2,571,946)       (245,230)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    22,900,880     561,917,623
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                            (140,538,149)    678,849,632

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   882,790,026     203,940,394
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $2,595,191 and $4,408,621, respectively)                                 $742,251,877    $882,790,026
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                     January 3, 1995+
operating performance                                                         Year ended August 31               to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $14.63           $11.57           $10.53            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .13(c)           .19(c)(d)        .18(d)           .15(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                                       (1.89)            3.10             1.82             1.88
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                (1.76)            3.29             2.00             2.03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.12)            (.09)            (.26)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.74)            (.14)            (.70)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.86)            (.23)            (.96)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.01           $14.63           $11.57           $10.53
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                          (12.83)           28.79            20.29            23.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $350,430         $429,246          $97,718           $2,473
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.16             1.22(d)          1.24(d)           .51*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .89             1.40(d)          2.45(d)          1.67*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              135.56            65.38            33.57            51.07*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period.  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                   Year ended          Feb. 26, 1996+
operating performance                                                                        August 31           to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $14.49           $11.52           $10.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                               .02              .09(d)           .10(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                                                        (1.86)            3.08              .56
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                 (1.84)            3.17              .66
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.04)            (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.74)            (.14)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.78)            (.20)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $11.87           $14.49           $11.52
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                           (13.48)           27.79             6.08*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $355,743         $406,783          $94,370
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.91             1.97 (d)         1.04*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .14              .65 (d)          .88*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               135.56            65.38            33.57
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period.  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                   Year ended           Feb. 26,1996+
operating performance                                                                        August 31           to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $14.55           $11.54           $10.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                               .06              .12 (d)          .11(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                                                        (1.87)            3.10              .57
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                 (1.81)            3.22              .68
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.07)            (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.74)            (.14)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.81)            (.21)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $11.93           $14.55           $11.54
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                            (13.25)           28.19             6.26*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $36,079          $46,761          $11,852
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.66             1.72(d)           .91*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .39              .91(d)          1.05*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               135.56            65.38            33.57
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period.  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Notes to financial statements
August 31, 1998

Note 1
Significant accounting policies

Putnam New Value Fund (the "fund") is one in a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long term capital appreciation by investing primarily in common stocks which are undervalued at the time of purchase.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 1998 the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, organization costs, and nontaxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1998, the fund reclassified $1,432,237 to decrease undistributed net investment income and $85,806 to decrease paid-in-capital, with an increase to accumulated net realized gains of $1,518,043. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

J) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1998, fund expenses were reduced by $446,407 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,150 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $487,524 and $24,734 from the sale of class A and class M shares, respectively and $798,753 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $13,603 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $1,267,262,073 and $1,285,655,053, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,098,806      $ 163,135,468
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,885,194         26,185,334
-----------------------------------------------------------------------------
                                                12,984,000        189,320,802

Shares
repurchased                                    (13,151,572)      (192,472,747)
-----------------------------------------------------------------------------
Net decrease                                      (167,572)      $ (3,151,945)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     26,781,456       $353,636,956
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      254,484          3,214,135
-----------------------------------------------------------------------------
                                                27,035,940        356,851,091

Shares
repurchased                                     (6,145,683)       (83,030,249)
-----------------------------------------------------------------------------
Net increase                                    20,890,257       $273,820,842
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,960,345      $ 130,890,784
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,588,207         21,917,261
-----------------------------------------------------------------------------
                                                10,548,552        152,808,045

Shares
repurchased                                     (8,645,016)      (124,152,465)
-----------------------------------------------------------------------------
Net increase                                     1,903,536      $  28,655,580
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     22,345,379       $292,796,597
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      197,604          2,484,902
-----------------------------------------------------------------------------
                                                22,542,983        295,281,499

Shares
repurchased                                     (2,667,691)       (35,691,818)
-----------------------------------------------------------------------------
Net increase                                    19,875,292       $259,589,681
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        935,359       $ 13,742,531
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      196,683          2,720,124
-----------------------------------------------------------------------------
                                                 1,132,042         16,462,655

Shares
repurchased                                     (1,321,863)       (19,065,410)
-----------------------------------------------------------------------------
Net decrease                                      (189,821)      $ (2,602,755)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1997
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,566,516        $33,630,185
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       28,012            352,955
-----------------------------------------------------------------------------
                                                 2,594,528         33,983,140

Shares
repurchased                                       (406,917)        (5,476,040)
-----------------------------------------------------------------------------
Net increase                                     2,187,611        $28,507,100
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $76,153,314 as capital gain, which includes $42,425,655 as 20% capital gain, for its taxable year ended August 31, 1998.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.


PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts,
Michigan, Minnesota, New Jersey, New York,
Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

*Formerly Putnam Diversified Income Trust II

+Formerly Putnam Federal Income Trust

[DBL. DAGGER]  Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

[SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

David L. King
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam New Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.




[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------

AN025-45953 -- 274/2BF/2BG  10/98